Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 6,716	$ 6,115
Less: allowance for doubtful accounts	(1,191)	(661)
Accounts receivable, net	$ 5,525	$ 5,454